Provisions, commitments, contingent liabilities and contingent assets (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of other provisions [line items]
Income from price review related changes, before tax	$ (7)	$ 6	$ (160)	$ (2)	$ (168)	$ (1,283)
Marketing, Midstream and Processing (MMP) [Member]
Disclosure of other provisions [line items]
Onerous contracts provision	154			$ 154
Price review arbitration [Member]
Disclosure of other provisions [line items]
Reduction in exposure due to settlement	(1,300)
Income from price review related changes, before tax	150
Adjustments to revenue from contracts with customers net of tax	30
Dispute with Brazilian tax authorities
Disclosure of other provisions [line items]
Proportion of ownership interest divested				40.00%
KKD Oil Sands Partnership [Member]
Disclosure of other provisions [line items]
Estimated exposure	360			$ 360
Proportion of ownership interest divested				40.00%
Government dispute [Member]
Disclosure of other provisions [line items]
Effect Of Dispute Resolution Recongised In Profit And Loss	$ 0